GOODWILL AND INTANGIBLE ASSETS, NET - Additional information (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
GOODWILL AND INTANGIBLE ASSETS, NET
Amortization of intangible assets		$ 480,012	$ 517,175
Loss on impairment of intangible assets	$ 405,658	$ 2,403,628	$ 181,853
Weighted Average Remaining Amortization Period (years)		7 years 3 months 18 days
Internally developed software
GOODWILL AND INTANGIBLE ASSETS, NET
Capitalized Costs, Internally Developed Software		$ 168,397
Weighted Average Remaining Amortization Period (years)		3 years 3 months 18 days
Minimum
GOODWILL AND INTANGIBLE ASSETS, NET
Estimated useful life		3 years
Minimum | Internally developed software
GOODWILL AND INTANGIBLE ASSETS, NET
Estimated useful life		5 years
Maximum
GOODWILL AND INTANGIBLE ASSETS, NET
Estimated useful life		15 years